CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Cash at banks and on hand	279	304
Short-term deposits and securities	30	56
Total cash and cash equivalents	309	360
Cash and cash equivalents are held in the following currencies as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Euro	185	248
US dollar	6	27
British pound	33	30
Norwegian krone	26	34
Swedish krona	44	8
Other	15	13
Total cash and cash equivalents	309	360